Stock Award Plans and Stock-Based Compensation (Tables) - Grafiti Holding Inc [Member]	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Stock Award Plans and Stock-Based Compensation (Tables) [Line Items]
Schedule of Key Weighted-Average Assumptions

Key weighted-average assumptions used to apply this pricing model under the two probability weighted scenarios during the year ended June 30, 2024 were as follows:

	For the Year Ended June 30, 2024
	As-Is	Merger
Risk-free interest rate	4.39%	4.40%
Expected life of option grants	3 months	3 months
Expected volatility of underlying stock	41.00%	67.00%
Dividends assumption	$—	$—

Schedule of Stock Options Granted Under the Stock Option Plan

See below for a summary of the stock options granted under the Plan:

	Total	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding at July 1, 2024	1,015,383	$0.06336	$—
Granted	—	—	—
Exercised	(1,015,383)	0.06336	—
Expired	—	—	—
Forfeitures	—	—	—
Outstanding at September 30, 2024	—	$—	$—

Exercisable at September 30, 2024	—	$—	$—

See below for a summary of the stock options granted under the stock option plan:

	Total	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding at Outstanding at July 1, 2023	—	$—	$—
Granted	1,015,383	0.06336	—
Exercised	—	—	—
Expired	—	—	—
Forfeitures	—	—	—
Outstanding at June 30, 2024	1,015,383	$0.06336	$—

Exercisable at June 30, 2024	1,015,383	$0.06336	$—